UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22260

RMR REAL ESTATE INCOME FUND

(Exact name of registrant as specified in charter)

TWO NEWTON PLACE, 255 WASHINGTON STREET, SUITE 300

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Adam D. Portnoy, President	Michael K. Hoffman, Esq.
RMR Real Estate Income Fund	Skadden, Arps, Slate, Meagher & Flom LLP
Two Newton Place,	4 Times Square
255 Washington Street, Suite 300	New York, New York 10036-6522
Newton, Massachusetts 02458
Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Voting Record

Fund	RIF

Company	Agree Realty Corp.
Ticker:	ADC	Cusip:	008492-100
Meeting Date:	5/5/2014	Record Date:	3/6/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Farris G. Kalil; and 2) Gene Silverman.	For	For	Management

2	Ratify Grant Thornton LLP (“Grant Thornton”) as our independent registered public accounting firm for 2014.	For	For	Management

3	Approve by non-binding vote, of executive compensation.	For	For	Management

4	Approve the adoption of the 2014 Omnibus Incentive Plan.	For	For	Management

Voting Record

Company	American Realty Capital Properties, Inc.
Ticker:	ARCP	Cusip:	02917T-104
Meeting Date:	1/23/2014	Record Date:	12/20/2013

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

Proposal to approve the issuance of shares of common stock of American Realty Capital Properties, Inc., a Maryland Corporation, which we refer to as ARCP, to the stockholders of Cole Real Estate Investments, Inc., a Maryland Corporation, which we refer to as COLE, pursuant to an agreement and plan of merger.

		For	For	Management

2

Proposal to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the issuance of shares of ARCP common stock to COLE stockholders pursuant to the merger agreement.

		For	For	Management

Voting Record

Company	American Realty Capital Properties, Inc.
Ticker:	ARCP	Cusip:	02917T-104
Meeting Date:	5/29/2014	Record Date:	4/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Nicholas S. Schorsch; 2) Edward M. Weil, Jr; 3) William M. Kahane; 4) Leslie D. Michelson; 5) Edward G. Rendell; 6) Scott J. Bowman; 7) William G. Stanley; 8) Thomas A. Andruskevich; and 9) Scott P. Sealy, Sr.

		For	For	Management

2	Ratify the Audit Committee’s appointment of Grant Thornton LLP (“Grant Thornton”) as the Company’s independent registered public accounting firm for 2014.	For	For	Management

3	Adopt a non-binding advisory resolution approving executive compensation.	For	For	Management

Voting Record

Company	Annaly Capital Management, Inc.
Ticker:	NLY	Cusip:	035710-409
Meeting Date:	5/22/2014	Record Date:	3/28/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Jonathan D. Green; 2) John H. Schaefer; and 3) Francine J. Bovich.	For	For	Management

2	Approval of a non-binding advisory resolution on our executive compensation.	For	For	Management

3	Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	Armour Residential REIT, Inc.
Ticker:	ARR	Cusip:	042315-101
Meeting Date:	5/8/2014	Record Date:	3/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Frederick F. Buchholz; 2) Thomas C. DeLoach, Jr.; 3) Katherine Elizabeth Dietze; 4) Daniel P. Garton; 5) William P. Hankowsky; 6) M. Leanne Lachman; and 7) David L. Lingerfelt.

		For	For	Management

2

Approve an amendment to Armour’s Amended and Restated 2009 Stock Incentive Plan to increase the aggregate number of shares of common stock authorized for issuance thereunder from 2,000,000 shares to 15,000,000 shares.

		For	For	Management

3	Ratify the appointment of Deloitte & Touché LLP (“Deloitte”) as Armour’s independent registered certified public accountants for fiscal year 2014.	For	For	Management

Voting Record

Company	Ashford Hospitality Trust, Inc.
Ticker:	AHT	Cusip:	044103-109
Meeting Date:	5/13/2014	Record Date:	5/11/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Monty J. Bennet; 2) Benjamin J. Ansell, M.D.; 3) Thomas E. Callahan; 4) Amish Gupta; 5) Kamal Jafarnia; 6) Allan L. Tallis; and 7) Philip S. Payne.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP, a national public accounting firm, as our independent auditors for the fiscal year ending December 31, 2014.	For	For	Management

3	Advisory approval of the company’s executive compensation.	For	For	Management

4	Approve amendments to the company’s 2011 Stock Incentive Plan that will increase the number of shares of common stock reserved for issuance under the plan by 5,750,000 shares.	For	For	Management

5	Vote on one non-binding stockholder proposal to adopt a majority vote standard in director elections.	Against	Against	Shareholder

Voting Record

Company	Associated Estates Realty Corp.
Ticker:	AEC	Cusip:	045604-105
Meeting Date:	5/7/2014	Record Date:	3/19/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Albert T. Adams; 2) Jeffrey I. Friedman; 3) Michael E. Gibbons; 4) Mark L. Milstein; 5) James J. Sanfilippo; 6) James A. Schoff; and 7) Richard T. Schwarz.

		For	For	Management

2	To approve the Associated Estates Realty Corporation Amended and Restated 2011 Equity- Based Award Plan.	For	For	Management

3	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the Company’s fiscal year ending December 31, 2014.	For	For	Management

4	To hold a non-binding advisory vote for approval of our executive compensation.	For	For	Management

Voting Record

Company	Avalonbay Communities, Inc.
Ticker:	AVB	Cusip:	053484-101
Meeting Date:	5/21/2014	Record Date:	3/7/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote to elect the following nine directors to serve until the 2015 Annual Meeting of Stockholders and until their respective successors are elected and qualify: 1) Glyn F. Aeppel; 2) Alan B. Buckelew; 3) Bruce A. Choate; 4) John J. Healy, Jr.; 5) Timothy J. Naughton; 6) Lance R. Primis; 7) Peter S. Rummell; 8) H. Jay Sarles; and 9) W. Edward Walter.

		For	For	Management

2	Ratification of the selection of Ernst & Young LLP by the Audit Committee of the Company’s Board of Directors to serve as the Company’s independent auditors for 2014.	For	For	Management

3	Approve, on a non-binding, advisory basis, the compensation of certain executives.	For	For	Management

4	Approve performance goals under the AvalonBay Communities, Inc. 2009 Stock Option and Incentive Plan.	For	For	Management

5	To adopt a stockholder resolution concerning a policy that the Board’s chairman should be an independent director, if properly presented at the Annual Meeting.	Against	Against	Shareholder

Voting Record

Company	BEAZER HOMES USA, INC.
Ticker:	BZH	Cusip:	07556Q-881
Meeting Date:	2/6/2014	Record Date:	12/13/2013

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1.A	Election Of Trustee: Elizabeth S. Acton	For	For	Management

1.B	Election Of Trustee: Laurent Alpert	For	For	Management

1.C	Election Of Trustee: Brian C. Beazer	For	For	Management

1.D	Election Of Trustee: Peter G. Leemputte	For	For	Management

1.E	Election Of Trustee: Allan P. Merrill	For	For	Management

1.F	Election Of Trustee: Norma A. Provencio	For	For	Management

1.G	Election Of Trustee: Larry T. Solari	For	For	Management

1.H	Election Of Trustee: Stephen P. Zelnak, Jr.	For	For	Management

2

Ratify the appointment of Deloitte & Touche LLP by the audit committee of the board of directors to serve as the company’s independent registered public accounting firm for the fiscal year ending September 30, 2014.

		For	For	Management

3	Approval of an advisory proposal regarding the compensation paid to the company’s named executive officers (the “say on pay” proposal).	For	For	Management

4	Approval of Beazer Homes USA, Inc. 2014 long term incentive form.	For	For	Management

Voting Record

Company	Biomed Realty Trust, Inc.
Ticker:	BMR	Cusip:	09063H-107
Meeting Date:	5/28/2014	Record Date:	3/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Alan D. Gold; 2) Gary A. Kreitzer; 3) Daniel M. Bradbury; 4) William R. Brody; 5) Theodore D. Roth; 6) Janice L. Sears; and 7) M. Faye Wilson.

		For	For	Management

2	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	To approve on an advisory basis, the compensation of our named executive officers as disclosed in this proxy statement.	For	For	Management

Voting Record

Company	Boston Properties, Inc.
Ticker:	BXP	Cusip:	101121-101
Meeting Date:	5/20/2014	Record Date:	3/26/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Carol B. Einiger; 2) Dr. Jacob A. Frenkel; 3) Joel I. Klein; d. Douglas T. Linde; 4) Matthew J. Lustig; 5) Alan J. Patricof; 6) Ivan G. Seidenberg; 7) Owen D. Thomas; 8) Martin Turchin; 9) David A. Twardock; and 10) Mortimer B. Zuckerman.

		For	For	Management

2	Advisory vote on named executive officer compensation.	For	For	Management

3	Ratify the Audit Committee’s appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

4	Stockholder proposal concerning an independent board chairman.	Against	Against	Shareholder

5	Stockholder proposal concerning the adoption of proxy access.	Against	Against	Shareholder

6	Stockholder proposal concerning a policy regarding accelerated vesting of equity awards of senior executives upon a change in control.	Against	Against	Shareholder

Voting Record

Company	Brandywine Realty Trust
Ticker:	BDN	Cusip:	105368-203
Meeting Date:	5/28/2014	Record Date:	4/2/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Walter D’Alessio; 2) Anthony A. Nichols, Sr.; 3) Gerard H. Sweeney; 4) James C. Diggs; 5) Wyche Fowler; 6) Michael J. Joyce; and 7) Charles P. Pizzi.

		For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for calendar year 2014.	For	For	Management

3	Advisory, non-binding vote on our executive compensation.	For	For	Management

Voting Record

Company	Camden Property Trust
Ticker:	CPT	Cusip:	133131-102
Meeting Date:	5/9/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Richard J. Campo; 2) Scott S. Ingraham; 3) Lewis A. Levey; 4) William B. McGuire, Jr.; 5) D. Keith Oden; 6) F. Gardner Parker; 7) William F. Paulsen; 8) Frances Aldrich Sevilla-Sacasa; 9) Steven A. Webster; and 10) Kelvin R. Westbrook.

		For	For	Management

2	Ratify Deloitte & Touche LLP as our independent registered public accounting firm for 2014.	For	For	Management

3	Advisory vote on executive compensation.	For	For	Management

Voting Record

Company	Campus Crest Communities, Inc.
Ticker:	CCG	Cusip:	13466Y-105
Meeting Date:	4/21/2014	Record Date:	2/27/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Ted W. Rollins; 2) Lauro Gonzalez- Moreno; 3) Richard S. Kahlbaugh; 4) James W. McCaughan; 5) Denis McGlynn and 6) Daniel L. Simmons.	For	For	Management

2	Ratification of the appointment of KPMG LLP to act as our independent registered public accounting firm for year ending December 31, 2014.	For	For	Management

3	The approval, by non-binding vote, of executive compensation.	For	For	Management

4

The approval of the material terms of our Amended and Restated Equity Incentive Compensation Plan and an amendment to our Amended and Restated Equity Incentive Compensation Plan to increase the number of shares reserved for issuance thereunder, to remove the reduction ratio included therein and to make certain other changes.

		For	For	Management

Voting Record

Company	CBL & Associates Properties, Inc.
Ticker:	CBL	Cusip:	124830-100
Meeting Date:	5/5/2014	Record Date:	3/7/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Charles B. Lebovitz; 2) Stephen D. Lebovitz; 3) Gary L. Bryenton; 4) A. Larry Chapman; 5) Thomas J. DeRosa; 6) Matthew S. Dominski; 7) Gary J. Nay; and 8) Kathleen M. Nelson.

		For	For	Management

2	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for 2014.	For	For	Management

3	Advisory Vote to Approve Executive Compensation.	For	For	Management

Voting Record

Company	Chatham Lodging Trust
Ticker:	CLDT	Cusip:	16208T-102
Meeting Date:	5/22/2014	Record Date:	4/1/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	To elect Class I trustees Miles Berger, Jack P. DeBoer, and Glen R. Gilbert to hold office for a three year term and until their respective successors shall have been duly elected and qualified.	For	For	Management

2	Ratify the selection of PricewaterhouseCoopers LLP as the Company’s independent auditors for fiscal year 2014.	For	For	Management

3	An advisory vote on executive compensation.	For	For	Management

Voting Record

Company	Corporate Office Properties Trust
Ticker:	OFC	Cusip:	22002T-108
Meeting Date:	5/8/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Thomas F. Brady; 2) Robert L. Denton; 3) Philip L. Hawkins; 4) Elizabeth A. Hight; 5) David M. Jacobstein; 6) Steven D. Kesler; 7) C. Taylor Pickett; 8) Richard Szafranski; and 9) Roger A. Waesche, Jr.

		For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the current fiscal year.	For	For	Management

3	Approve, on an advisory basis, the compensation of our named executive officers.	For	For	Management

Voting Record

Company	Douglas Emmett, Inc.
Ticker:	DEI	Cusip:	25960P-109
Meeting Date:	5/29/2014	Record Date:	3/31/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Dan A. Emmett; 2) Jordan L. Kaplan; 3) Kenneth M. Panzer; 4) Christopher H. Anderson; 5) Leslie E. Bider; 6) Dr. David T. Feinberg; 7) Thomas E. O’Hern; and 8) William E. Simon, Jr.

		For	For	Management

2	Approve, in a non-binding advisory vote, our executive compensation.	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	DuPont Fabros Technology, Inc.
Ticker:	DFT	Cusip:	26613Q-106
Meeting Date:	5/21/2014	Record Date:	3/28/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Lammot J. du Pont; 2) Hossein Fateh; 3) Michael A. Coke; 4) Thomas D. Eckert; 5) Jonathan G. Heiliger; 6) Frederic V. Malek; 7) John T. Roberts, Jr.; and 8) John H. Toole.

		For	For	Management

2	An advisory (non-binding) vote on executive compensation.	For	For	Management

3	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	Eastgroup Properties, Inc.
Ticker:	EGP	Cusip:	277276-101
Meeting Date:	5/29/2014	Record Date:	4/4/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) D. Pike Aloian; 2) H.C. Bailey, Jr.; 3) H.Eric Bolton, Jr.; 4) Hayden C. Eaves III; 5) Fredric H. Gould; 6) David H. Hoster II; 7) Mary E. McCormick; 8) David M. Osnos; and 9) Leland R. Speed.

		For	For	Management

2	Advisory vote to ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the 2014 fiscal year.	For	For	Management

3	Advisory vote on executive compensation.	For	For	Management

Voting Record

Company	Education Realty Trust, Inc.
Ticker:	EDR	Cusip:	28140H-104
Meeting Date:	5/21/2014	Record Date:	3/7/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) John V. Arabia; 2) Paul O. Bower; 3) Monte J. Barrow; 4) William J. Cahill, III; 5) Randall L. Churchey; 6) John L. Ford; 7) Howard A. Silver; and 8) Wendell W. Weakley.

		For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	Approve, in an advisory (non-binding) vote, the compensation of our named executive officers.	For	For	Management

Voting Record

Company	Equity Residential
Ticker:	EQR	Cusip:	29476L-107
Meeting Date:	6/12/2014	Record Date:	3/31/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) John W. Alexander; 2) Charles L. Atwood; 3) Linda Walker Bynoe; 4) Mary Kay Haben; 5) Bradley A. KeywellI; 6) John E. Neal; 7) David J. Neithercut; 8) Mark S. Shapiro; 9) Gerald A. Spector; 10) B. Joseph White; and 11) Samuel Zell.

		For	For	Management

2	Ratify the selection of Ernst & Young LLP as our independent auditor for 2014.	For	For	Management

3	Approve executive compensation.	For	For	Management

Voting Record

Company	Essex Property Trust, Inc.
Ticker:	ESS	Cusip:	297178-105
Meeting Date:	6/10/2014	Record Date:	4/3/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees to serve as directors until the 2015 annual meeting or until their successors are elected and qualified: 1) David W. Brady; 2) Keith R. Guericke; 3) Irving F. Lyons, III; 4) George M. Marcus; 5) Gary P. Martin; 6) Issie N. Rabinovitch; 7) Thomas E. Randlett; 8) Thomas E. Robinson; 9) Michael J. Schall; 10) Byron A. Scordelis; 11) Janice L. Sears; 12) Thomas P. Sullivan; and 13) Claude J. Zinngrabe, Jr.

		For	For	Management

2	Ratify the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2014.	For	For	Management

3	Advisory approval of the Company’s executive compensation.	For	For	Management

Voting Record

Company	Excel Trust Inc.
Ticker:	EXL	Cusip:	30068C-109
Meeting Date:	5/13/2014	Record Date:	3/21/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Gary B. Sabin; 2) Spencer G. Plumb; 3) Mark T. Burton; 4) Bruce G. Blakley; 5) Burland B. East III; 6) Robert E. Parsons, Jr.; and 7) Warren R. Staley.

		For	For	Management

2	Ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	Advisory vote on the compensation of our named executive officers.	For	For	Management

4	Approval of the 2014 amendment and restatement of our 2010 Equity Incentive Award Plan, which increases the number of shares of our common stock reserved for issuance thereunder by 1,500,000 shares.	For	For	Management

Voting Record

Company	First Potomac Realty Trust
Ticker:	FPO	Cusip:	33610F-109
Meeting Date:	5/20/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Robert H. Arnold; 2) Richard B. Chess; 3) Douglas J. Donatelli; 4) J. Roderick Heller, III; 5) R. Michael McCullough; 6) Alan G. Merten; 7) Thomas E. Robinson; and 8) Terry L. Stevens.

		For	For	Management

2	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	Approve (on a non-binding basis) named executive officer compensation.	For	For	Management

Voting Record

Company	Franklin Street Properties Corp.
Ticker:	FSP	Cusip:	35471R-106
Meeting Date:	5/15/2014	Record Date:	3/6/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) George J. Carter; and 2) Georgia Murray.	For	For	Management

2	Ratify the Audit Committee’s appointment of Ernst & Young LLP as our Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2014.	For	For	Management

3	Approve, by non-binding vote, executive compensation.	For	For	Management

Voting Record

Company	General Growth Properties
Ticker:	GGP	Cusip:	370023-103
Meeting Date:	5/16/2014	Record Date:	3/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Richard B. Clark; 2) Mary Lou Fiala; 3) J.Bruce Flatt; 4) John K. Haley; 5) Daniel B. Hurwitz; 6) Brian W. Kingston; 7) Sandeep Mathrani; 8) David J. Neithercut; and 9) Mark R. Patterson.

		For	For	Management

2	To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	To approve, on an advisory basis, the compensation paid to the named executive officers.	For	For	Management

Voting Record

Company	Gladstone Commercial Corporation
Ticker:	GOOD	Cusip:	376536-108
Meeting Date:	5/1/2014	Record Date:	3/10/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Michela A. English; and 2) Anthony W. Parker.	For	For	Management

2	Ratify the Audit Committee’s selection of PricewaterhouseCoopers LLP (“PwC”) as our independent registered public accounting firm for our fiscal year ending December 31, 2014.	For	For	Management

Voting Record

Company	Glimcher Realty Trust
Ticker:	GRT	Cusip:	379302-102
Meeting Date:	5/7/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Michael P. Glimcher; 2) Yvette McGee Brown, Esq; and 3) Nancy J. Kramer.	For	For	Management

2	Ratify of the appointment of BDO USA, LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	To approve a non-binding and advisory resolution regarding the Company’s executive compensation.	For	For	Management

Voting Record

Company	HCP, Inc.
Ticker:	HCP	Cusip:	40414L-109
Meeting Date:	5/1/2014	Record Date:	3/7/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Brian G. Cartwright; 2) Christine N. Garvey; 3) David B. Henry; 4) Lauralee E. Martin; 5) Richard I. Gilchrist 6) Michael D. McKee; 7) Peter L. Rhein; and 8) Joseph P. Sullivan.

		For	For	Management

2	Ratification of the appointment of Deloitte & Touche LLP as HCP’s independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	Approval, on an advisory basis, of executive compensation.	For	For	Management

4	Approval of the HCP, Inc. 2014 Performance Incentive Plan.	For	For	Management

Voting Record

Company	Hersha Hospitality Trust
Ticker:	HT	Cusip:	427825-104
Meeting Date:	5/22/2014	Record Date:	5/31/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Jay H. Shah; 2) Thomas J. Hutchison III; 3) Donald J. Landry; and 4) Michael A. Leven.	For	For	Management

2	Approve on an advisory basis the compensation of the Company’s named executive officers.	For	For	Management

3	Approve an amendment to the Hersha Hospitality Trust 2012 Equity Incentive Plan.	For	For	Management

4	Ratify the appointment of KPMG LLP as the Company’s independent auditors.	For	For	Management

Voting Record

Company	Highwoods Properties, Inc.
Ticker:	HIW	Cusip:	431284-108
Meeting Date:	5/30/2014	Record Date:	3/3/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Charles A. Anderson; 2) Gene H. Anderson; 3) Edward J. Fritsch; 4) David J. Hartzell; 5) Sherry A. Kellett; 6) L. Glenn Orr, Jr; 7) O.Temple Sloan, Jr.; and 8) Thomas W. Adler.

		For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP as our independent auditor for 2014.	For	For	Management

3	Advisory vote on executive compensation.	For	For	Management

Voting Record

Company	Home Properties, Inc.
Ticker:	HME	Cusip:	437306-103
Meeting Date:	4/29/2014	Record Date:	2/28/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Michael D. Barnello; 2) Bonnie S. Biumi; 3) Stephen R. Blank; 4) Alan L. Gosule; 5) Leonard F. Helbig, III; 6) Thomas P. Lydon, Jr.; 7) Edward J. Pettinella; and 8) Clifford W. Smith, Jr.

		For	For	Management

2	Cast a non-binding advisory vote to approve the Company’s executive compensation.	For	For	Management

3

Approve an amendment to the Company’s Articles of Amendment and Restatement of the Articles of Incorporation, as amended, to increase the number of authorized shares of the Company’s Common Stock, par value $.01 per share, by 80 million shares.

		For	For	Management

4	Approve amendments to the Company’s 2011 Stock Benefit Plan.	For	For	Management

5	Ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	Host Hotels & Resorts, Inc.
Ticker:	HST	Cusip:	44107P-104
Meeting Date:	5/14/2014	Record Date:	3/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Mary L. Baglivo; 2) Sheila C. Bair; 3) Terence C. Golden; 4) Ann McLaughlin Korologos; 5) Richard E. Marriott; 6) John B. Morse, Jr.; 7) Walter C. Rakowich; 8) Gordon H. Smith; and 9) W. Edward Walter.

		For	For	Management

2	Ratify the appointment of KPMG LLP as the Company’s independent registered public accountants for 2014.	For	For	Management

3	Advisory resolution to approve executive compensation.	For	For	Management

Voting Record

Company	Independence Realty Trust
Ticker:	IRT	Cusip:	45378A-106
Meeting Date:	5/14/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Scott F. Schaeffer; 2) William C. Dunkelberg, Ph.D.; 3) Robert F. McCadden; and 4) DeForest B. Soaries, Jr.	For	For	Management

2	To approve the selection of KPMG LLP as the independent registered public accounting firm for IRT for the fiscal year ending December 31, 2014.	For	For	Management

3

To approve, on an advisory basis, the compensation of the named executives, as disclosed in IRT’s Proxy Statement for the Annual Meeting pursuant to the compensation disclosure rules of the Securities and Exchange Commission, including the Compensation Discussion and Analysis and the other related disclosure.

		For	For	Management

4

To determine, on an advisory basis, whether the preferred frequency of an advisory vote on the executive compensation of IRT’s named executives as set forth in IRT’s proxy statement should be every year, every two years, or every three years.

		3 Years	3 Years	Management

Voting Record

Company	Inland Real Estate Corporation
Ticker:	IRC	Cusip:	457461-200
Meeting Date:	6/18/2014	Record Date:	4/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Thomas P. D’Arcy; 2) Daniel L. Goodwin; 3) Joel G. Herter; 4) Heidi N. Lawton; 5) Thomas H. McAuley; 6) Thomas R. McWilliams; 7) Joel D. Simmons; and 8) Mark E. Zalatoris.

		For	For	Management

2	To ratify the selection of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	To approve the 2014 Equity Award Plan.	For	For	Management

4	To vote upon a non-binding, advisory resolution to approve our executive compensation.	For	For	Management

Voting Record

Company	Investors Real Estate Trust
Ticker:	IRET	Cusip:	461730-103
Meeting Date:	9/17/2013	Record Date:	7/19/2013

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1.1	Election of Trustee: Timothy P. Mihalick	For	For	Management

1.2	Election of Trustee: Jeffrey L. Miller	For	For	Management

1.3	Election of Trustee: John T. Reed	For	For	Management

1.4	Election of Trustee: W. David Scott	For	For	Management

1.5	Election of Trustee: Stephen L. Stenehjem	For	For	Management

1.6	Election Of Trustee: John D. Stewart	For	For	Management

1.7	Election of Trustee: Thomas A. Wentz Jr.	For	For	Management

1.8	Election of Trustee: Jeffrey K. Woodbury	For	For	Management

1.9	Election of Trustee: Linda J. Hall	For	For	Management

2	Advisory vote on executive compensation.	For	For	Management

3	Re-approval of incentive award.	For	For	Management

4	Ratification of selection of Grant Thornton LLP as the Company’s independent auditors for the fiscal year ending April 30, 2014.	For	For	Management

Voting Record

Company	Kilroy Realty Corp.
Ticker:	KRC	Cusip:	49427F-108
Meeting Date:	5/22/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) John B. Kilroy, Jr.; 2) Edward F. Brennan, Ph.D.; 3) Scott S. Ingraham; 4) Dale F. Kinsella; 5) Peter B. Stoneberg; and 6) Gary R. Stevenson.

		For	For	Management

2	Approve the amendment and restatement of our 2006 Incentive Award Plan.	For	For	Management

3	Approve, on an advisory basis, the compensation of our named executive officers.	For	For	Management

4	Approve an amendment to our Second Amended and Restated Bylaws, as amended, to adopt a majority vote standard in uncontested elections of directors.	For	For	Management

5	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

6	Stockholder proposal regarding proxy access.	Against	Against	Shareholder

Voting Record

Company	Kite Realty Group Trust
Ticker:	KRG	Cusip:	49803T-102
Meeting Date:	5/7/2014	Record Date:	3/18/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) John A. Kite; 2) William E. Bindley; 3) Victor J. Coleman; 4) Dr. Richard A. Cosier; 5) Christie B. Kelly; 6) Gerald L. Moss; 7) David R. O’Reilly; and 8) Barton R. Peterson.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	Approve, on an advisory basis, the compensation of our executive officers.	For	For	Management

Voting Record

Company	LaSalle Hotel Properties
Ticker:	LHO	Cusip:	517942-108
Meeting Date:	5/7/2014	Record Date:	2/20/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Michael D. Barnello; and 2) Donald A. Washburn.	For	For	Management

2	To ratify the appointment of the Company’s independent registered public accountants for the year ending December 31, 2014.	For	For	Management

3	To approve, by non-binding vote, executive compensation.	For	For	Management

4	To approve an amendment to the Company’s Amended and Restated Declaration of Trust to declassify the Board of Trustees.	For	For	Management

5	To approve the LaSalle Hotel Properties 2014 Equity Incentive Plan.	For	For	Management

Voting Record

Company	Liberty Property Trust
Ticker:	LPT	Cusip:	531172-104
Meeting Date:	5/8/2014	Record Date:	3/21/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Frederick F. Buchholz; 2) Thomas C. DeLoach, Jr.; 3) Katherine Elizabeth Dietze; 4) Daniel P. Garton; 5) William P. Hankowsky; 6) M. Leanne Lachman; and 7) David L. Lingerfelt.

		For	For	Management

2	Approval to amend the current Declaration of Trust of the Trust (the “Declaration of Trust”) to increase the authorized shares of beneficial interest from 200,000,000 to 300,000,000.	For	For	Management

3	Advisory vote to approve the compensation of the Trust’s named executive officers.	For	For	Management

4	Ratify the selection of Ernst & Young LLP as the Trust’s independent registered public accounting firm for 2014.	For	For	Management

5	Approval to amend and restate the Liberty Property Trust Amended and Restated Share Incentive Plan to extend the termination date of the Share Incentive Plan.	For	For	Management

Voting Record

Company	Mack-Cali Realty Corporation
Ticker:	CLI	Cusip:	554489-104
Meeting Date:	5/12/2014	Record Date:	4/3/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Nathan Gantcher; 2) William L. Mack; 3) David S. Mack; and 4) Alan G. Philibosian.	For	For	Management

2	Consider and vote upon a proposal to amend the Company’s Charter to declassify the Board of Directors and adopt concurrent annual terms for all the members of the Board of Directors.	For	For	Management

3	Advisory vote for the adoption of a resolution approving the compensation of our named executive officers.	For	For	Management

4	Ratify the appointment of PricewaterhouseCoopers LLP, independent registered public accounting firm, as the Company’s independent registered public accountants for the ensuing year.	For	For	Management

Voting Record

Company	Mid-America Apartment Communities, Inc.
Ticker:	MAA	Cusip:	59522J-103
Meeting Date:	5/22/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) H. Eric Bolton, Jr.; 2) Alan B. Graf, Jr.; 3) Ralph Horn; 4) James K. Lowder; 5) Thomas H. Lowder; 6) Claude B. Nielsen; 7) Philip W. Norwood; 8) Harold W. Ripps; 9) W. Reid Sanders; 10) William B. Sansom; 11) Gary Shorb; and 12) John W. Spiegel.

		For	For	Management

2

Approve the Amended and Restated Mid-America Apartment Communities, Inc. 2013 Stock Incentive Plan, to increase the maximum number of shares of common stock reserved and available for issuance to 625,000.

		For	For	Management

3	An advisory (non-binding) vote to approve the compensation of our named executive officers.	For	For	Management

4	Ratify Ernst & Young LLP as our independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	National Retail Properties, Inc.
Ticker:	NNN	Cusip:	637417-106
Meeting Date:	5/22/2014	Record Date:	3/24/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Don DeFosset; 2) David M. Fick; 3) Edward J. Fritsch; 4) Kevin B. Habicht; 5) Richard B. Jennings; 6) Ted B. Lanier; 7) Robert C. Legler; 8) Craig Macnab; and 9) Robert Martinez.

		For	For	Management

2	An advisory vote on executive compensation.	For	For	Management

3	Ratify of the selection of our independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	Parkway Properties, Inc.
Ticker:	PKY	Cusip:	70159Q-104
Meeting Date:	5/15/2014	Record Date:	3/20/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Avi Banyasz; 2) Charles T. Cannada; 3) Edward M. Casal; 4) Kelvin L. Davis; 5) Laurie L. Dotter; 6) James R. Heistand; 7) C. William Hosler; 8) Adam S. Metz; 9) Brenda J. Mixson; and 10) James A. Thomas.

		For	For	Management

2	Advisory vote to ratify the appointment of Ernst & Young LLP as the Company’s independent registered public accounting firm for the 2014 fiscal year.	For	For	Management

3	Advisory vote on executive compensation.	For	For	Management

Voting Record

Company	Pebblebrook Hotel Trust
Ticker:	PEB	Cusip:	70509V-100
Meeting Date:	5/21/2014	Record Date:	2/26/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Jon E. Bortz; 2) Cydney C. Donnell; 3) Ron E. Jackson; 4) Phillip M. Miller; 5) Michael J. Schall; 6) Earl E. Webb; and 7) Laura H. Wright.

		For	For	Management

2	Ratify of the appointment of KPMG LLP to serve as our independent registered public accountants for the year ending December 31, 2014.	For	For	Management

3	Advisory and non-binding vote, of the compensation of our named executive officers as disclosed pursuant to the SEC’s compensation disclosure rules.	For	For	Management

Voting Record

Company	Post Properties, Inc.
Ticker:	PPS	Cusip:	737464—107
Meeting Date:	5/8/2014	Record Date:	3/12/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Robert C. Goddard, III; 2) David P. Stockert; 3) Herschel M. Bloom; 4) Walter M. Deriso, Jr; 5) Russell R. French; 6) Toni Jennings; 7) Ronald de Waal; and 8) Donald C. Wood.

		For	For	Management

2	Approve, on an advisory basis, named executive officer compensation.	For	For	Management

3	Adopt and approve the 2015 non-qualified employee stock purchase plan.	For	For	Management

4	Ratify the appointment of our independent registered public accountants for 2014.	For	For	Management

Voting Record

Company	Public Storage
Ticker:	PSA	Cusip:	74460D-109
Meeting Date:	5/1/2014	Record Date:	3/6/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Ronald L. Havner, Jr.; 2) Tamara Hughes Gustavson,; 3) Uri P. Harkham; 4) B. Wayne Hughes, Jr.; 5) Avedick B. Poladian; 6) Gary E. Pruitt; 7) Ronald P. Spogli; and 8) Daniel C. Staton.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP as Public Storage’s independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	Approve amendments to our 2007 Equity and Performance-Based Incentive Compensation Plan.	For	For	Management

4	Advisory vote to approve executive compensation.	For	For	Management

Voting Record

Company	Ramco-Gershenson Properties Trust
Ticker:	RPT	Cusip:	751452-202
Meeting Date:	5/6/2014	Record Date:	2/28/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Stephen R. Blank; 2) Dennis Gershenson; 3) Arthur Goldberg; 4) David J. Nettina; 5) Matthew L. Ostrower; 6) Joel M. Pashcow; 7) Mark K. Rosenfeld; and 8) Michael A. Ward.

		For	For	Management

2	Ratification of the appointment of Grant Thornton LLP as the Trust’s independent registered public accounting firm for 2014.	For	For	Management

3	Advisory approval of the compensation of our named executive officers.	For	For	Management

Voting Record

Company	Realty Income Corp.
Ticker:	O	Cusip:	756109-104
Meeting Date:	5/6/2014	Record Date:	3/6/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Kathleen R. Allen, Ph.D.; 2) A. Larry Chapman; 3) Priya Cherian Huskins; 4) Thomas A. Lewis; 5) Michael D. McKee; 6) Gregory T. McLaughlin; and 7) Ronald L. Merriman.

		For	For	Management

2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2013.	For	For	Management

3	A non-binding advisory vote to approve the compensation of our named executive officers as described in this Proxy Statement (the “say on pay vote”).	For	For	Management

Voting Record

Company	Retail Properties of America, Inc.
Ticker:	RPAI	Cusip:	76131V-202
Meeting Date:	10/8/2013	Record Date:	7/26/2013

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following directors: 1) Kenneth H.Beard; 2) Frank A. Catalano, Jr.; 3) Paul R. Gauvreau; 4) Gerald M Gorski; 5) Steven P. Grimes; 6) Richard P. Imperiale; 7) Kenneth E. Masick; 8) Barbara A. Murphy; and 9) Thomas J. Sargeant.

		For	For	management

2	Approval of an advisory resolution on executive compensation.	For	For	Management

3	To approve the third, amended and restated independent director stock option and incentive plan.	For	For	Management

4	Ratification of Deloitte & Touche LLP as RPAI’S independent registered public accounting firm for 2013.	For	For	Management

Voting Record

Company	Retail Properties of America, Inc.
Ticker:	RPAI	Cusip:	76131V-202
Meeting Date:	5/22/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Gerald M. Gorski; 2) Frank A. Catalano, Jr.; 3) Paul R. Gauvreau; 4) Steven P. Grimes; 5) Richard P. Imperiale; 6) Peter L. Lynch; 7) Kenneth E. Masick; 8) Barbara A. Murphy; and 9) Thomas J. Sargeant.

		For	For	Management

2	Approve the Company’s executive compensation on an advisory basis.	For	For	Management

3	Approve the Retail Properties of America, Inc. 2014 Long Term Equity Compensation Plan.	For	For	Management

4	Ratify the selection of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	Sabra Health Care REIT, Inc.
Ticker:	SBRA	Cusip:	78573L-106
Meeting Date:	6/24/2014	Record Date:	4/21/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Craig A. Barbarosh; 2) Robert A. Ettl; 3) Michael J. Foster; 4) Richard K. Matros; and 5) Milton J. Walters.	For	For	Management

2	To approve amendments to the Sabra Health Care REIT, Inc. 2009 Performance Incentive Plan.	For	For	Management

3	To ratify the appointment of PricewaterhouseCoopers LLP as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

4	To approve, on an advisory basis, executive officer compensation.	For	For	Management

Voting Record

Company	Simon Property Group, Inc.
Ticker:	SPG	Cusip:	828806-109
Meeting Date:	5/15/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Melvyn E. Bergstein; 2) Larry C. Glasscock; 3) Karen N. Horn Ph.D.; 4) Allan Hubbard; 5) Reuben S. Leibowitz; 6) Daniel C. Smith, Ph.D.; and 7) J. Albert Smith, Jr.

		For	For	Management

2	Advisory vote to approve executive compensation.	For	For	Management

3	Approve the Company’s Amended and Restated 1998 Stock Incentive Plan.	For	For	Management

4	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2014.	For	For	Management

Voting Record

Company	Spirit Realty Capital Inc.
Ticker:	SRC	Cusip:	84860W-102
Meeting Date:	6/2/2014	Record Date:	3/31/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Kevin M. Charlton; 2) Todd A. Dunn; 3) David J. Gilbert; 4) Richard I. Gilchrist; 5) Diane M. Morefield; 6) Thomas H. Nolan, Jr.; 7) Sheli Z. Rosenberg; 8) Thomas D. Senkbeil; and 9) Nicholas P. Shepherd.

		For	For	Management

2	Ratify the selection of Ernst & Young LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	Approve, on a non-binding, advisory basis, the compensation of the Company’s named executive officers (the “say-on-pay vote”).	For	For	Management

4	Approve, on a non-binding, advisory basis, how frequently the say-on-pay vote should occur (the “frequency vote”).	For	For	Management

Voting Record

Company	Stag Industrial, Inc.
Ticker:	STAG	Cusip:	85254J-102
Meeting Date:	5/5/2014	Record Date:	3/7/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Benjamin S. Butcher; 2) Virgis W. Colbert; 3) Jeffrey D. Furber; 4) Larry T. Guillemette; 5) Francis X. Jacoby III; 6) Christopher P. Marr; and 7) Hans S. Weger.

		For	For	Management

2	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	Approval, by non-binding vote, of executive compensation.	For	For	Management

Voting Record

Company	Starwoods Hotel & Resorts Worldwide, Inc.
Ticker:	HOT	Cusip:	85590A-401
Meeting Date:	5/1/2014	Record Date:	3/6/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Frits van Paasschen; 2) Bruce W. Duncan; 3) Adam M. Aron; 4) Charlene Barshefsky; 5) Thomas E. Clarke; 6) Clayton C. Daley; 7) Lizanne Galbreath; 8) Eric Hippeau; 9) Aylwin B. Lewis; 10) Stephen R. Quazzo; and 11) Thomas O. Ryder.

		For	For	Management

2	To approve, on a non-binding advisory basis, of the compensation of our named executive officers.	For	For	Management

3	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for fiscal year 2014.	For	For	Management

Voting Record

Company	Taubman Centers, Inc.
Ticker:	TCO	Cusip:	876664-103
Meeting Date:	5/22/2014	Record Date:	3/24/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Robert S. Taubman; 2) Lisa A. Payne; and 3) William U. Parfet.	For	For	Management

2	Ratify the appointment of KPMG LLP as the Company’s independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	Approve (on an advisory basis) the compensation of our named executive officers.	For	For	Management

Voting Record

Company	The Macerich Company
Ticker:	MAC	Cusip:	554382-101
Meeting Date:	5/30/2014	Record Date:	3/21/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Douglas D. Abbey; 2) Dana K. Anderson; 3) Arthur M. Coppola; 4) Edward C. Coppola; 5) Fred S. Hubbell; 6) Diana M. Laing; 7) Stanley A. Moore; 8) Mason G. Ross; 9) Dr. William P. Sexton; 10) Dr. William P. Sexton; 11) Steven L. Soboroff; and 12) Andrea M. Stephen.

		For	For	Management

2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm.	For	For	Management

3	Approve, on an advisory basis, our named executive officer compensation.	For	For	Management

4	Amend and re-approve the provisions of our Amended and Restated 2003 Equity Incentive Plan relating to Section 162(m) of the Internal Revenue Code.	For	For	Management

5

Approve amendments to our charter to eliminate the supermajority vote requirement to amend our charter (with certain exceptions) and to clarify a reference in Article NINTH to conform to the Maryland General Corporation Law.

		For	For	Management

Voting Record

Company	UDR, Inc.
Ticker:	UDR	Cusip:	902653-104
Meeting Date:	5/22/2014	Record Date:	3/24/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Katherine A. Cattanach; 2) Eric J. Foss; 3) Robert P. Freeman; 4) Jon A. Grove; 5) James D. Klingbeil; 6) Robert A. McNamara; 7) Mark R. Patterson; 8) Lynne B. Sagalyn; and 9) Thomas W. Toomey.

		For	For	Management

2	Ratify the appointment of Ernst & Young LLP to serve as independent registered public accounting firm for the year ending December 31, 2014.	For	For	Management

3	Advisory vote to approve the compensation of our named executive officers as disclosed in this proxy statement.	For	For	Management

4	Approval of the Amended and Restated 1999 Long- Term Incentive Plan.	For	For	Management

Voting Record

Company	UMH Properties, Inc.
Ticker:	UMH	Cusip:	903002-103
Meeting Date:	6/12/2014	Record Date:	4/7/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Jeffrey A. Carus; 2) Matthew I. Hirsch; and 3) Richard H. Molke.	For	For	Management

2	Ratify the appointment of PKF O’Connor Davies as the Company’s independent registered public accounting firm for the fiscal year ending December 31, 2014.	For	For	Management

3	Advisory resolution to approve the compensation of our named executive officers.	For	For	Management

Voting Record

Company	Ventas, Inc.
Ticker:	VTR	Cusip:	92276F-100
Meeting Date:	5/15/2014	Record Date:	3/17/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1

A vote for the election of the following nominees as directors: 1) Debra A. Cafaro; 2). Douglas Crocker II; 3) Ronald G. Geary; 4) Jay M. Gellert; 5) Richard I. Gilchrist; 6) Matthew J. Lustig; 7) Douglas M. Pasquale; 8) Robert D. Reed; 9) Glenn J. Rufrano; and 10) James D. Shelton.

		For	For	Management

2	Ratification of the selection of Ernst & Young LLP as the independent registered public accounting firm for fiscal year 2014.	For	For	Management

3	Advisory vote to approve executive compensation.	For	For	Management

Voting Record

Company	Vornado Realty Trust
Ticker:	VNO	Cusip:	929042-109
Meeting Date:	5/22/2014	Record Date:	3/24/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Jeffrey A. Carus; 2) Matthew I. Hirsch; and 3) Richard H. Molke.	For	For	Management

2	Ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for the current fiscal year.	For	For	Management

3	Approval on a non-binding, advisory resolution on executive compensation.	For	For	Management

4	Non-binding shareholder proposal regarding majority voting.	Against	Against	Shareholder

5	Non-binding shareholder proposal regarding appointment of an independent chairman.	Against	Against	Shareholder

6	Non-binding shareholder proposal regarding establishing one class of trustees to be elected annually.	Against	Against	Shareholder

7	Non-binding shareholder proposal regarding restricting the acceleration of equity awards following a change of control.	Against	Against	Shareholder

Voting Record

Company	Washington Real Estate Investment Trust
Ticker:	WRE	Cusip:	939653-101
Meeting Date:	5/15/2014	Record Date:	3/14/2014

		Management	Vote
#	Proposal	Recommendation	Cast	Sponsor

1	A vote for the election of the following nominees as directors: 1) Edward S. Civera; and 2) Wendelin A. White.	For	For	Management

2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2014.	For	For	Management

3	Non-binding, advisory vote on the compensation of the named executive officers.	For	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR Real Estate Income Fund

/s/Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 18, 2014